Putnam Massachusetts Tax Exempt Income Fund
The fund's portfolio
8/31/22 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
SGI — Syncora Guarantee, Incorporated
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.50% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.4%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/32	A+/F	$1,000,000	$1,075,616
5.00%, 10/1/31	A+/F	1,500,000	1,629,813

			2,705,429
American Samoa (0.4%)
American Samoa Econ. Dev. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/38	Ba3	1,000,000	1,056,234

			1,056,234
Guam (3.2%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	1,020,000	1,041,330
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	3,000,000	2,660,736
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Ba1	825,000	831,823
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	A-	1,500,000	1,561,668
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/35	A	400,000	423,150
5.00%, 7/1/34	A	200,000	212,028
5.00%, 7/1/30	A	465,000	500,541
5.00%, 7/1/29	A	400,000	432,810
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34 (Prerefunded 10/1/22)	Baa2	200,000	200,405

			7,864,491
Illinois (1.1%)
IL State G.O. Bonds
5.50%, 7/1/38	Baa1	1,325,000	1,351,034
Ser. B, 5.00%, 10/1/32	Baa1	1,300,000	1,375,172

			2,726,206
Indiana (1.4%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A2	3,300,000	3,523,088

			3,523,088
Louisiana (0.4%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A, 5.00%, 7/1/33	AA-/F	1,000,000	1,078,449

			1,078,449
Massachusetts (90.3%)
Berkshire Wind Pwr. Cooperative Corp. Rev. Bonds, (Berkshire Wind (Green Bonds)), Ser. 2, 5.00%, 7/1/29	A	1,000,000	1,103,248
Brockton, G.O. Bonds
5.00%, 8/1/40	AA	1,755,000	1,960,615
5.00%, 8/1/39	AA	3,245,000	3,642,393
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/54	BB-/P	1,620,000	1,569,752
MA Bay Trans. Auth. Sales Tax Rev. Bonds
5.00%, 7/1/45	AA	2,000,000	2,163,604
Ser. A-2, 5.00%, 7/1/44	AA	2,400,000	2,583,341
Ser. A-2, 5.00%, 7/1/43	AA	4,960,000	5,345,513
MA Dev. Fin. Agcy. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/46	A	1,500,000	1,391,279
MA State G.O. Bonds
Ser. E, 5.00%, 11/1/50	Aa1	2,500,000	2,726,459
Ser. D, 5.00%, 7/1/48	Aa1	9,500,000	10,344,067
Ser. A, 5.00%, 3/1/41	Aa1	1,000,000	1,026,930
Ser. I, 5.00%, 12/1/35	Aa1	3,000,000	3,246,868
Ser. A, 5.00%, 1/1/35	Aa1	1,285,000	1,400,663
Ser. E, 4.00%, 4/1/46	Aa1	3,000,000	2,923,459
4.00%, 5/1/35	Aa1	3,000,000	3,018,215
MA State College Bldg. Auth. Rev. Bonds, Ser. A
4.00%, 5/1/52	Aa2	500,000	472,382
4.00%, 5/1/47	Aa2	250,000	238,973
4.00%, 5/1/42	Aa2	250,000	242,871
4.00%, 5/1/41	Aa2	250,000	245,297
4.00%, 5/1/40	Aa2	400,000	396,839
4.00%, 5/1/39	Aa2	385,000	386,560
4.00%, 5/1/38	Aa2	365,000	370,829
4.00%, 5/1/37	Aa2	250,000	256,124
4.00%, 5/1/36	Aa2	250,000	259,208
MA State Dept. Trans. Metro. Hwy. Syst. Rev. Bonds, Ser. A
5.00%, 1/1/37	A+	1,000,000	1,099,442
5.00%, 1/1/35	A+	2,000,000	2,210,591
5.00%, 1/1/34	A+	2,000,000	2,217,456
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	150,000	154,459
(WGBH Edl. Foundation), Ser. A, AMBAC, 5.75%, 1/1/42	AA-	5,000,000	6,254,945
(Milford Regl. Med. Ctr.), Ser. F, 5.625%, 7/15/36	BB	500,000	506,831
(Simmons College), Ser. H, SGI, 5.25%, 10/1/33	AA	1,100,000	1,208,464
(Wheaton College), Ser. I, 5.00%, 1/1/53	Baa2	3,000,000	3,064,742
(Orchard Cove, Inc.), 5.00%, 10/1/49	BBB/F	700,000	719,162
(Northeastern U.), 5.00%, 10/1/44	A1	2,000,000	2,170,360
(Wellforce Oblig. Group), Ser. A, 5.00%, 7/1/44	BBB+	500,000	519,576
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A2	2,500,000	2,526,671
(Carleton-Willard Homes, Inc.), 5.00%, 12/1/42	A-	525,000	539,631
(Partners Healthcare Syst.), Ser. Q, 5.00%, 7/1/41	Aa3	2,000,000	2,103,318
(Dexter Southfield), 5.00%, 5/1/41	BBB+	2,000,000	2,065,565
(Bentley U.), 5.00%, 7/1/40	A2	1,250,000	1,312,911
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	1,570,000	1,630,795
(Orchard Cove, Inc.), 5.00%, 10/1/39	BBB/F	250,000	260,218
(Atrius Hlth. Oblig. Group), Ser. A, 5.00%, 6/1/39 (Prerefunded 6/1/29)	AAA/P	2,500,000	2,877,432
(Franklin W. Olin College), Ser. E, 5.00%, 11/1/38	A2	1,000,000	1,012,783
(Tufts U.), Ser. Q, 5.00%, 8/15/38	Aa3	500,000	523,626
(Suffolk U.), 5.00%, 7/1/38	Baa2	340,000	356,366
(UMass Memorial Hlth. Care Oblig. Group), Ser. K, 5.00%, 7/1/38	BBB+	1,000,000	1,045,351
(Wentworth Inst.Tech.), 5.00%, 10/1/37	Baa1	655,000	676,956
(Caregroup), Ser. I, 5.00%, 7/1/37	A	500,000	524,292
(Foxborough Regl. Charter), Ser. B, 5.00%, 7/1/37	BBB-	1,120,000	1,135,329
(Lowell Gen. Hosp.), Ser. G, 5.00%, 7/1/37	BBB+	1,630,000	1,645,110
(MCPHS U.), Ser. H, 5.00%, 7/1/37	AA	450,000	474,248
(Suffolk U.), 5.00%, 7/1/37	Baa2	605,000	635,698
(Broad Inst.), 5.00%, 4/1/37	Aa3	1,000,000	1,078,474
(Fisher College), 5.00%, 4/1/37	BBB+	835,000	865,408
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/36	A1	1,100,000	1,172,663
(Brandeis U.), Ser. S-1, 5.00%, 10/1/36	A1	765,000	834,648
(Caregroup), Ser. I, 5.00%, 7/1/36	A	935,000	981,986
(Suffolk U.), 5.00%, 7/1/36	Baa2	600,000	624,937
(Suffolk U.), 5.00%, 7/1/36	Baa2	450,000	474,633
Ser. O, 5.00%, 12/1/35	A1	385,000	416,936
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/35	A	500,000	538,883
(Suffolk U.), 5.00%, 7/1/35	Baa2	470,000	496,665
Ser. O, 5.00%, 12/1/34	A1	425,000	462,682
(Brandeis U.), Ser. S-1, 5.00%, 10/1/34	A1	1,745,000	1,911,347
(Emmanuel College), Ser. A, 5.00%, 10/1/34	Baa2	1,075,000	1,107,634
(Baystate Med. Oblig. Group), Ser. N, 5.00%, 7/1/34	A+	1,000,000	1,030,489
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/34	A	1,000,000	1,082,301
(Suffolk U.), 5.00%, 7/1/34	Baa2	675,000	705,917
(Suffolk U.), 5.00%, 7/1/34	Baa2	550,000	584,317
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/34	AA-	1,000,000	1,095,278
Ser. O, 5.00%, 12/1/33	A1	150,000	164,393
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/33	A	665,000	723,423
(Suffolk U.), 5.00%, 7/1/33	Baa2	800,000	855,750
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/33	AA-	900,000	989,168
(Intl. Charter School), 5.00%, 4/15/33	BBB-	750,000	766,495
(CareGroup Oblig. Group), Ser. J2, 5.00%, 7/1/32	A	2,765,000	3,007,010
(MCPHS U.), Ser. H, 5.00%, 7/1/32	AA	300,000	318,799
(South Shore Hosp., Inc.), Ser. I, 5.00%, 7/1/32	Baa2	1,600,000	1,677,371
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/32	AA-	660,000	727,377
Ser. O, 5.00%, 12/1/31	A1	250,000	278,118
(Northeastern U.), 5.00%, 10/1/31 (Prerefunded 10/1/22)	A1	500,000	501,099
(UMass Memorial Hlth. Care Oblig. Group), Ser. L, 5.00%, 7/1/31	BBB+	1,345,000	1,444,193
(Broad Institute, Inc. (The)), 5.00%, 4/1/31	Aa3	1,420,000	1,556,301
(Salem Cmnty. Corp.), 5.00%, 1/1/31	BB+/P	490,000	488,646
(Lesley U.), 5.00%, 7/1/30	A-	1,000,000	1,060,034
(Salem Cmnty. Corp.), 5.00%, 1/1/30	BB+/P	465,000	465,816
(Dexter Southfield), 5.00%, 5/1/26	BBB+	740,000	781,624
(Springfield College), Ser. A, 4.00%, 6/1/56	BBB	2,000,000	1,717,978
(Suffolk U.), 4.00%, 7/1/51	Baa2	750,000	672,660
(Loomis Oblig. Group), Ser. 21, 4.00%, 1/1/51	BBB	100,000	88,523
(Merrimack College), Ser. B, 4.00%, 7/1/50	BBB-	1,825,000	1,621,638
(Southcoast Hlth. Syst. Oblig. Group), Ser. G, 4.00%, 7/1/46	Baa1	850,000	761,540
(Williams College), Ser. S, 4.00%, 7/1/46	Aa1	4,550,000	4,393,069
(Wellforce Obligated Group), Ser. C, AGM, 4.00%, 10/1/45	AA	4,705,000	4,447,637
(Suffolk U.), Ser. A, 4.00%, 7/1/45	Baa2	1,700,000	1,556,959
(Worcester Polytechnic Inst.), 4.00%, 9/1/44	A2	3,250,000	2,929,978
(Carleton-Willard Homes, Inc.), 4.00%, 12/1/42	A-	485,000	450,999
(Merrimack College), Ser. B, 4.00%, 7/1/42	BBB-	450,000	417,187
(Bentley U.), Ser. A, 4.00%, 7/1/40	A2	1,300,000	1,220,093
(Lasell U.), 4.00%, 7/1/40	BB+	2,160,000	1,916,335
(Bentley U.), Ser. A, 4.00%, 7/1/38	A2	700,000	664,138
(Bentley U.), Ser. A, 4.00%, 7/1/37	A2	1,000,000	956,121
(Partners Healthcare Syst., Inc.), Ser. S-1, 4.00%, 7/1/36	Aa3	2,500,000	2,465,144
(Loomis Oblig. Group), Ser. 21, 4.00%, 1/1/36	BBB	385,000	369,950
(Partners Healthcare Syst., Inc.), Ser. S, 4.00%, 7/1/35	Aa3	1,025,000	1,011,757
(Wellesley College), Ser. L, 4.00%, 7/1/34	Aa1	860,000	885,766
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/29	AA	2,000,000	1,626,291
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/28	AA	2,000,000	1,689,339
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 0.98%, 10/1/42	VMIG 1	4,685,000	4,685,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), 5.00%, 7/15/46	BB	1,000,000	971,328
(Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	A/F	2,100,000	2,176,657
(NewBridge on the Charles, Inc.), 5.00%, 10/1/37	BB+/F	1,000,000	1,050,980
(Loomis Oblig. Group), 4.00%, 1/1/51(FWC)	BBB	520,000	449,540
(Loomis Oblig. Group), 4.00%, 1/1/36(FWC)	BBB	395,000	373,953
(Loomis Oblig. Group), 4.00%, 1/1/31(FWC)	BBB	1,000,000	982,762
(Loomis Oblig. Group), 4.00%, 1/1/26(FWC)	BBB	755,000	759,087
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 0.98%, 10/1/42	VMIG 1	1,500,000	1,500,000
MA State Edl. Fin. Auth. Rev. Bonds
(Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	2,750,000	2,845,158
5.00%, 1/1/24	AA	500,000	513,419
MA State Hlth. & Edl. Fac. Auth. VRDN (Baystate Total Home Care, Inc.), 0.98%, 7/1/39	A-1+	3,900,000	3,900,000
MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 5.10%, 12/1/30	Aa2	720,000	726,135
Ser. 171, 4.00%, 12/1/44	Aa1	25,000	25,067
Ser. SF-169, 4.00%, 12/1/44	Aa1	120,000	120,356
(Single Fam.), Ser. 178, 3.50%, 6/1/42	Aa1	280,000	279,604
Ser. C-1, 3.30%, 12/1/59	Aa2	7,625,000	5,806,924
Ser. A, 3.25%, 12/1/27	Aa2	1,870,000	1,868,323
MA State Port Auth. Rev. Bonds
Ser. D, 5.00%, 7/1/51	Aa2	2,000,000	2,195,358
Ser. A, 5.00%, 7/1/47	Aa2	3,000,000	3,110,063
Ser. A, 5.00%, 7/1/42	Aa2	1,275,000	1,332,581
Ser. A, 5.00%, 7/1/40	Aa2	2,500,000	2,647,869
Ser. A, 5.00%, 7/1/35	Aa2	1,500,000	1,612,223
Ser. A, 5.00%, 7/1/33	Aa2	775,000	821,929
Ser. A, 5.00%, 7/1/32	Aa2	755,000	802,310
Ser. C, 5.00%, 7/1/30	Aa2	2,500,000	2,761,624
MA State Port Auth. Special Fac. Rev. Bonds, (Bosfuel Corp.), Ser. A
5.00%, 7/1/28	A1	210,000	228,832
5.00%, 7/1/26	A1	115,000	122,726
4.00%, 7/1/44	A1	3,500,000	3,283,068
MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A
5.00%, 2/15/44	AA	1,035,000	1,129,192
5.00%, 11/15/42	AA+	2,000,000	2,116,029
MA State Tpk. Auth. Rev. Bonds, Ser. A, NATL
zero %, 1/1/29	A+	1,000,000	820,780
zero %, 1/1/28	A+	1,320,000	1,123,777
MA State Trans. Fund Rev. Bonds, (Rail Enhancement & Accelerated Bridge Program)
5.00%, 6/1/48	Aa1	2,095,000	2,236,649
Ser. A, 5.00%, 6/1/38	Aa1	3,000,000	3,184,583
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 1.50%, 8/1/37	VMIG 1	6,500,000	6,500,000
North Reading, G.O. Bonds, 5.00%, 5/15/35	Aa2	3,750,000	3,756,714
U. of MA Bldg. Auth. Rev. Bonds, Ser. 1, 5.00%, 11/1/52	Aa2	3,000,000	3,261,545

			224,003,879
Nebraska (1.0%)
Central Plains Energy Project Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa1	2,500,000	2,554,283

			2,554,283
Ohio (1.4%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/39(FWC)	A	875,000	785,112
4.00%, 7/1/36(FWC)	A	435,000	402,661
4.00%, 7/1/35(FWC)	A	425,000	396,762
4.00%, 7/1/32(FWC)	A	375,000	362,176
4.00%, 7/1/29(FWC)	A	770,000	762,221
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), 5.00%, 7/1/32	A	750,000	771,158

			3,480,090
Texas (0.8%)
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Thermal Utility Rev. Bonds, (TECO)
4.00%, 11/15/34	AA	700,000	717,262
4.00%, 11/15/32	AA	1,100,000	1,144,982

			1,862,244
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	640,000	673,674

			673,674

Total municipal bonds and notes (cost $264,726,893)			$251,528,067

SHORT-TERM INVESTMENTS (0.4%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 2.33%(AFF)	Shares	909,503	$909,503
U.S. Treasury Bills 2.120%, 9/15/22(SEG)		$100,000	99,917

Total short-term investments (cost $1,009,422)			$1,009,420
TOTAL INVESTMENTS

Total investments (cost $265,736,315)			$252,537,487

FUTURES CONTRACTS OUTSTANDING at 8/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	7	$1,046,500	$1,046,500	Dec-22	$9,797

Unrealized appreciation					9,797

Unrealized (depreciation)					—

Total					$9,797

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through August 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $247,935,456.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$4,668,595	$20,271,159	$24,030,251	$13,961	$909,503

	Total Short-term investments	$4,668,595	$20,271,159	$24,030,251	$13,961	$909,503
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $70,929.
(FWC)	Forward commitment, in part or in entirety.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.50%, 2.55% and 3.10%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	24.8%
	Health care	19.9
	State debt	13.1
	Transportation	10.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$251,528,067	$—
Short-term investments	—	1,009,420	—

Totals by level	$—	$252,537,487	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$9,797	$—	$—

Totals by level	$9,797	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	7
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com